Other receivables	6 Months Ended
Sep. 30, 2023
Other Receivables
Other receivables	8. Other receivables
	As of
	September 30, 2023	March 31, 2023
Others	91,818	95,935
Impairment	(58,497)	(61,120)
Total	$33,321	$34,815